Shareholder Report, Line Graph (Details) 74200010400_Franklin Federal Tax-Free Income Fund_Class A1_TSR Annual {Class A1} - USD ($)											12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2026
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name											Class A1 (with sales charge)
Accumulated Value	$ 10,991	$ 10,738	$ 10,418	$ 10,313	$ 11,269	$ 10,323	$ 10,198	$ 9,707	$ 9,626	$ 9,625	$ 11,693
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 11,688	$ 11,497	$ 11,262	$ 10,947	$ 11,884	$ 11,030	$ 10,797	$ 10,170	$ 10,014	$ 10,000	$ 12,429